GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 14.40%
	American Credit Acceptance Receivables Trust(a)
	Series 2020-3 Class C
$ 1,250,000	1.85%, 06/15/2026	$ 1,268,669
	Series 2021-1 Class C
1,500,000	0.83%, 03/15/2027	1,501,706
	Series 2021-1 Class D
1,500,000	1.14%, 03/15/2027	1,500,431
	Series 2021-2 Class D
1,250,000	1.34%, 07/13/2027	1,250,474
1,500,000	AmeriCredit Automobile Receivables Trust Series 2021-1 Class D 1.21%, 12/18/2026	1,492,980
1,500,000	Ares XLI Ltd(a)(b) Series 2016-41A Class DR 3.13%, 04/15/2034 3-mo. LIBOR + 3.00%	1,501,357
1,700,000	Avant Credit Card Master Trust(a) Series 2021-1A Class A 1.37%, 04/15/2027	1,694,222
3,000,000	Barings Ltd(a)(b) Series 2018-3A Class C 2.03%, 07/20/2029 3-mo. LIBOR + 1.90%	2,981,076
1,500,000	BlueMountain Ltd(a)(b) Series 2018-3A Class D 3.38%, 10/25/2030 3-mo. LIBOR + 3.25%	1,470,249
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2013-4A Class DRR
1,500,000	2.78%, 01/15/2031 3-mo. LIBOR + 2.65%	1,410,627
	Series 2021-7A Class C
2,000,000	3.18%, 10/15/2035 3-mo. LIBOR + 3.10%	1,996,006
1,000,000	CCG Receivables Trust (a) Series 2020-1 Class B 1.19%, 12/14/2027	1,006,459
1,150,000	CIFC Funding Ltd(a)(b) Series 2015-1A Class DRR 2.74%, 01/22/2031 3-mo. LIBOR + 2.60%	1,132,123
1,500,000	Credit Acceptance Auto Loan Trust (a) Series 2020-2A Class B 1.93%, 09/17/2029	1,526,829
	Drive Auto Receivables Trust
	Series 2018-4 Class D
1,264,905	4.09%, 01/15/2026	1,293,417
	Series 2020-1 Class C
1,500,000	2.36%, 03/16/2026	1,520,708
	Series 2021-2 Class D
1,200,000	1.39%, 03/15/2029	1,195,848
	DT Auto Owner Trust(a)
	Series 2020-2A Class E
1,250,000	7.17%, 06/15/2027	1,392,470
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-1A Class C
$ 1,500,000	0.84%, 10/15/2026	$ 1,500,618
	Series 2021-3A Class D
2,000,000	1.31%, 05/17/2027	1,990,013
78,882	GMACM Home Equity Loan Trust (c) Series 2007-HE2 Class A3 6.19%, 12/25/2037	81,885
1,500,000	KKR Ltd(a)(b) Series 31A Class D 3.00%, 04/20/2034 3-mo. LIBOR + 2.80%	1,493,991
1,500,000	Madison Park Funding XLVIII Ltd(a)(b) Series 2021-48A Class C 2.13%, 04/19/2033 3-mo. LIBOR + 2.00%	1,500,075
1,500,000	Magnetite XXII Ltd(a)(b) Series 2019-22A Class CR 2.08%, 04/15/2031 3-mo. LIBOR + 1.95%	1,500,808
2,200,000	Magnetite XXIV Ltd(a)(b) Series 2019-24A Class B 1.98%, 01/15/2033 3-mo. LIBOR + 1.85%	2,201,665
1,380,060	MVW LLC(a) Series 2021-1WA Class C 1.94%, 01/22/2041	1,384,897
	Navient Private Education Refi Loan Trust(a)
	Series 2021-A Class A
1,452,697	0.84%, 05/15/2069	1,450,578
	Series 2021-BA Class A
1,242,301	0.94%, 07/15/2069	1,240,053
1,568,000	Octagon Investment Partners 32 LLC(a)(b) Series 2017-1A Class DR 3.53%, 07/20/2030 3-mo. LIBOR + 3.40%	1,567,995
1,500,000	Octagon Investment Partners XVII Ltd(a)(b) Series 2013-1A Class DR2 2.63%, 01/25/2031 3-mo. LIBOR + 2.50%	1,446,114
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
750,000	1.35%, 07/15/2027	752,814
	Series 2021-3 Class D
1,200,000	1.33%, 09/15/2027	1,198,921
1,100,000	SCF Equipment Leasing LLC(a) Series 2020-1A Class A3 1.19%, 10/20/2027	1,105,129
1,500,000	Symphony XXVI Ltd(a)(b) Series 2021-26A Class DR 3.53%, 04/20/2033 3-mo. LIBOR + 3.40%	1,500,810
568,460	Volvo Financial Equipment LLC Series (a) Series 2019-1A Class A3 3.00%, 03/15/2023	571,866

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 3,756,000	Voya Ltd(a)(b) Series 2016-1A Class BR 1.93%, 01/20/2031 3-mo. LIBOR + 1.80%	$ 3,700,062
650,000	Westlake Automobile Receivables Trust(a) Series 2021-2A Class D 1.23%, 12/15/2026	649,109
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	497,551
		54,470,605
U.S. Government Agency — 0.00%(d)
882	Federal National Mortgage Association Grantor Trust (e) Series 2003-T4 Class 2A6 4.67%, 07/26/2033	902
TOTAL ASSET-BACKED SECURITIES — 14.40% (Cost $54,226,406)		$54,471,507
BANK LOANS
1,342,064	Allison Transmission Inc(b) 2.09%, 03/29/2026 1-mo. LIBOR + 2.01%	1,345,830
	Asurion LLC(b)
542,130	3.21%,11/03/2023 1-mo. LIBOR + 3.13%	538,935
3,279,309	3.33%,12/23/2026 1-mo. LIBOR + 3.25%	3,228,752
3,108,980	Bausch Health Cos Inc(b) 3.08%, 06/02/2025 1-mo. LIBOR + 3.00%	3,104,316
2,228,354	Berry Global Inc(b)(f) 1.86%, 07/01/2026 1-mo. LIBOR + 1.78%	2,215,356
2,302,422	BJ's Wholesale Club Inc(b) 2.08%, 02/03/2024 1-mo. LIBOR + 2.00%	2,302,901
4,738,125	Burlington Coat Factory Warehouse Corp(b) 2.09%, 06/26/2028 1-mo. LIBOR + 2.01%	4,718,381
1,500,000	Catalent Pharma Solutions Inc(b) 7.41%, 05/20/2024 3-mo. LIBOR + 7.28%	1,500,000
2,763,795	Change Healthcare Holdings LLC(b) 3.50%, 03/01/2024 1-mo. LIBOR + 3.42%	2,759,995
3,000,000	Entain PLC(b) 2.59%, 03/16/2027 1-mo. LIBOR + 2.51%	2,993,124
	Icon Luxembourg(b)
600,408	2.58%,07/01/2028 1-mo. LIBOR + 2.50%	602,409
Principal Amount		Fair Value
Bank Loans — (continued)
$ 149,592	2.58%,07/02/2028 1-mo. LIBOR + 2.50%	$ 150,091
2,493,750	Jazz Financing SARL(b) 4.00%, 05/05/2028 1-mo. LIBOR + 3.92%	2,496,867
2,422,405	Vyaire Medical Inc(b) 5.75%, 04/16/2025 1-mo. LIBOR + 5.67%	2,065,101
TOTAL BANK LOANS — 7.94% (Cost $30,255,702)		$30,022,058
CORPORATE BONDS AND NOTES
Basic Materials — 0.91%
2,000,000	Mosaic Co 4.25%, 11/15/2023	2,132,633
1,250,000	Steel Dynamics Inc 2.80%, 12/15/2024	1,318,787
		3,451,420
Communications — 3.59%
4,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022	4,101,630
1,575,000	Discovery Communications LLC 2.95%, 03/20/2023	1,629,358
1,735,000	Juniper Networks Inc 1.20%, 12/10/2025	1,724,220
500,000	Sirius XM Radio Inc(a) 3.13%, 09/01/2026	506,875
	Verizon Communications Inc(b)
3,500,000	1.22%, 05/15/2025 3-mo. LIBOR + 1.10%	3,595,553
2,000,000	0.84%, 03/20/2026 1-yr. SOFR + 0.79%	2,033,840
		13,591,476
Consumer, Cyclical — 10.25%
4,000,000	American Honda Finance Corp 0.75%, 08/09/2024	3,998,740
1,250,000	Brinker International Inc 3.88%, 05/15/2023	1,290,000
2,500,000	Cinemark USA Inc(a) 8.75%, 05/01/2025	2,681,250
3,000,000	Daimler Finance North America LLC(a) 0.75%, 03/01/2024	3,005,645
3,000,000	Dollar Tree Inc 3.70%, 05/15/2023	3,144,667
1,500,000	General Motors Financial Co Inc 1.05%, 03/08/2024	1,506,497
2,500,000	Hilton Domestic Operating Co Inc(a) 5.38%, 05/01/2025	2,612,500

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 2,000,000	Hyatt Hotels Corp 1.30%, 10/01/2023	$ 2,002,660
2,000,000	Hyundai Capital America(a) 1.00%, 09/17/2024	1,992,917
4,000,000	Las Vegas Sands Corp 3.20%, 08/08/2024	4,106,995
2,500,000	Lennar Corp 4.13%, 01/15/2022	2,500,000
2,500,000	MGM Resorts International 6.75%, 05/01/2025	2,634,375
2,000,000	Nissan Motor Acceptance Co LLC(a) 1.13%, 09/16/2024	1,996,240
2,000,000	Nordstrom Inc 2.30%, 04/08/2024	2,000,141
3,000,000	PVH Corp 4.63%, 07/10/2025	3,303,792
		38,776,419
Consumer, Non-Cyclical — 5.60%
1,000,000	Bacardi Ltd(a) 4.45%, 05/15/2025	1,102,171
2,000,000	Bayer US Finance II LLC(a) 3.88%, 12/15/2023	2,128,202
3,000,000	Coca-Cola Europacific Partners PLC(a) 0.50%, 05/05/2023	2,996,867
2,000,000	Emergent BioSolutions Inc(a)(g) 3.88%, 08/15/2028	1,945,000
1,500,000	HCA Inc 4.75%, 05/01/2023	1,593,797
1,000,000	McCormick & Co Inc 3.50%, 09/01/2023	1,046,756
2,000,000	McKesson Corp 0.90%, 12/03/2025	1,968,246
1,000,000	Mondelez International Holdings Netherlands BV(a) 0.75%, 09/24/2024	997,450
3,000,000	Perrigo Finance Unlimited Co 3.90%, 12/15/2024	3,180,104
200,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	202,000
2,000,000	Universal Health Services Inc(a) 1.65%, 09/01/2026	1,988,265
2,000,000	Viatris Inc(a) 1.65%, 06/22/2025	2,020,013
		21,168,871
Energy — 4.38%
3,500,000	Enable Midstream Partners LP 3.90%, 05/15/2024	3,716,087
	EQT Corp
1,500,000	6.63%, 02/01/2025	1,716,825
100,000	3.13%, 05/15/2026(a)	102,512
1,500,000	Gray Oak Pipeline LLC(a) 2.00%, 09/15/2023	1,528,709
1,500,000	Occidental Petroleum Corp 2.90%, 08/15/2024	1,526,850
Principal Amount		Fair Value
Energy — (continued)
$ 1,000,000	Phillips 66 1.30%, 02/15/2026	$ 994,288
3,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	3,201,871
2,000,000	Southern Natural Gas Co LLC(a) 0.63%, 04/28/2023	1,998,846
1,750,000	Valero Energy Corp 1.20%, 03/15/2024	1,769,566
		16,555,554
Financial — 29.28%
4,000,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 4.50%, 09/15/2023	4,261,636
3,000,000	Ally Financial Inc 3.88%, 05/21/2024	3,227,162
4,750,000	Athene Global Funding(g) 0.95%, 01/08/2024	4,772,279
	Bank of America Corp
3,000,000	0.81%, 10/24/2024	3,010,391
5,000,000	3.46%, 03/15/2025	5,319,562
4,000,000	Bank of Montreal(b) 0.67%, 09/15/2026 1-yr. SOFR + 0.62%	4,015,220
3,000,000	Bank of Nova Scotia 0.70%, 04/15/2024	3,000,156
2,500,000	Barclays PLC 3.65%, 03/16/2025	2,686,386
1,500,000	Canadian Imperial Bank of Commerce 2.25%, 01/28/2025	1,558,132
8,000,000	Citigroup Inc(b)(g) 0.82%, 06/09/2027 1-yr. SOFR + 0.77%	8,037,981
3,420,000	EPR Properties REIT 4.50%, 04/01/2025	3,653,631
2,000,000	Equitable Financial Life Global Funding(a) 0.80%, 08/12/2024	1,997,664
3,500,000	Fifth Third Bancorp(g) 2.38%, 01/28/2025	3,638,743
	Goldman Sachs Group Inc
5,005,000	2.91%, 07/24/2023	5,101,364
3,000,000	0.63%, 11/17/2023	3,001,230
3,000,000	0.63%, 03/08/2024(b) 1-yr. SOFR + 0.58%	3,007,770
2,000,000	Huntington Bancshares Inc 2.63%, 08/06/2024	2,097,750
3,250,000	ING Groep NV 4.10%, 10/02/2023	3,478,689
	JPMorgan Chase & Co
2,000,000	3.21%, 04/01/2023	2,027,959
3,000,000	0.63%, 03/16/2024(b) 1-yr. SOFR + 0.58%	3,011,785
1,500,000	3.88%, 09/10/2024	1,630,920
2,000,000	0.77%, 08/09/2025	1,991,873

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 250,000	Lehman Brothers Holdings Inc Escrow Account(h)(i) 0.00%, 10/15/2025	$ 1,700
3,000,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	2,964,605
	Morgan Stanley
5,500,000	3.88%, 04/29/2024	5,934,280
4,000,000	0.79%, 01/22/2025	3,999,820
3,000,000	NatWest Markets PLC(a) 0.80%, 08/12/2024	2,993,670
	Principal Life Global Funding II(a)
1,800,000	0.75%, 04/12/2024	1,802,440
2,000,000	0.75%, 08/23/2024(g)	1,993,994
2,500,000	Realogy Group LLC / Realogy Co-Issuer Corp(a) 7.63%, 06/15/2025	2,669,875
3,000,000	Royal Bank of Canada(b) 0.62%, 04/27/2026 1-yr. SOFR + 0.57%	3,012,060
2,000,000	Toronto-Dominion Bank 1.25%, 09/10/2026	1,985,544
3,000,000	Truist Financial Corp(b) 0.45%, 06/09/2025 1-yr. SOFR + 0.40%	3,011,849
	Wells Fargo & Co
4,000,000	4.13%, 08/15/2023	4,259,933
1,500,000	2.19%, 04/30/2026	1,548,203
		110,706,256
Industrial — 3.56%
3,750,000	Boeing Co 1.95%, 02/01/2024	3,837,772
1,500,000	Carlisle Cos Inc 0.55%, 09/01/2023	1,499,354
3,100,000	CNH Industrial Capital LLC 1.95%, 07/02/2023	3,168,754
2,000,000	Huntington Ingalls Industries Inc(a) 0.67%, 08/16/2023	1,999,380
1,500,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	1,529,268
1,345,000	Trimble Inc 4.15%, 06/15/2023	1,418,005
		13,452,533
Technology — 6.15%
3,000,000	Broadcom Inc 4.70%, 04/15/2025	3,342,366
3,000,000	Dell International LLC / EMC Corp 5.45%, 06/15/2023	3,217,592
2,000,000	Fidelity National Information Services Inc 0.60%, 03/01/2024	1,996,999
	Microchip Technology Inc(a)
4,500,000	0.97%, 02/15/2024	4,502,833
1,000,000	0.98%, 09/01/2024	998,790
Principal Amount		Fair Value
Technology — (continued)
$ 3,500,000	Oracle Corp 1.65%, 03/25/2026	$ 3,549,729
3,600,000	PTC Inc(a) 3.63%, 02/15/2025	3,654,000
2,000,000	Skyworks Solutions Inc 0.90%, 06/01/2023	2,003,909
		23,266,218
Utilities — 2.58%
1,500,000	Atmos Energy Corp 0.63%, 03/09/2023	1,500,050
3,000,000	CenterPoint Energy Inc(b) 0.70%, 05/13/2024 1-yr. SOFR + 0.65%	3,006,120
3,000,000	CenterPoint Energy Resources Corp 0.70%, 03/02/2023	3,000,161
1,500,000	Entergy Louisiana LLC 0.95%, 10/01/2024	1,500,375
741,786	Southern California Edison Co 1.85%, 02/01/2022	744,066
		9,750,772
TOTAL CORPORATE BONDS AND NOTES — 66.30% (Cost $250,183,869)		$250,719,519
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.97%
887,473	Angel Oak Mortgage Trust (a)(c) Series 2021-3 Class A3 1.46%, 05/25/2066	888,052
2,764,787	BX Commercial Mortgage Trust(a)(b) Series 2020-BXLP Class F 2.08%, 12/15/2036 1-mo. LIBOR + 2.00%	2,767,381
1,582	CHL Mortgage Pass-Through Trust (b) Series 2003-15 Class 1A1 0.59%, 06/25/2018 1-mo. LIBOR + 0.50%	1,581
1,500,000	CityLine Commercial Mortgage Trust(a)(c) Series 2016-CLNE Class A 2.87%, 11/10/2031	1,547,466
2,607,369	JPMorgan BB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	2,718,782
1,595,415	Starwood Mortgage Residential Trust (a)(c) Series 2021-3 Class A3 1.52%, 06/25/2056	1,590,624
	Verus Securitization Trust (a)(c)
	Series 2021-2 Class A3
1,218,716	1.55%, 02/25/2066	1,222,122

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-5 Class A3
$ 500,000	1.37%, 09/25/2066	$ 499,533
TOTAL MORTGAGE-BACKED SECURITIES — 2.97% (Cost $11,129,763)		$11,235,541
U.S. TREASURY BONDS AND NOTES
22,000,000	United States Treasury Note/Bond 0.13%, 07/15/2023	21,954,453
TOTAL U.S. TREASURY BONDS AND NOTES — 5.81% (Cost $21,968,597)		$21,954,453
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
540,000	BlackRock FedFund Institutional Class(j), 0.03%(k)	540,000
647,000	Invesco Government & Agency Portfolio Institutional Class(j), 0.03%(k)	647,000
590,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(j), 0.03%(k)	590,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.47% (Cost $1,777,000)		$1,777,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.73%
8,700,000	Repurchase agreement (principal amount/value $8,700,000 with a maturity value of $8,700,007 with Daiwa Capital Markets America Inc, 0.03%, dated 9/30/21 to be repurchased at $8,700.007 on 10/1/21 collateralized by a U.S. Treasury security, 0.13%, 11/30/22, with a value of $8,874,087.	8,700,000
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,705,747	Undivided interest of 1.85% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $1,705,747 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(j)	$ 1,705,747
1,705,747	Undivided interest of 11.84% in a repurchase agreement (principal amount/value $14,411,175 with a maturity value of $14,411,199) with Citigroup Global Markets Inc, 0.06%, dated 9/30/21 to be repurchased at $1,705,747 on 10/1/21 collateralized by U.S. Treasury securities, 0.13% - 2.75%, 6/30/22 - 2/15/28, with a value of $14,699,399.(j)	1,705,747
1,705,747	Undivided interest of 2.25% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $1,705,747 on 10/1/21 collateralized by Federal National Mortgage Association securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(j)	1,705,747

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 287,900	Undivided interest of 21.53% in a repurchase agreement (principal amount/value $1,337,250 with a maturity value of $1,337,252) with Credit Agricole Securities (USA) Inc., 0.05%, dated 9/30/21 to be repurchased at $287,900 on 10/1/21 collateralized by Government National Mortgage Association securities, 2.50% - 4.00%, 6/20/44 - 9/20/51, with a value of $1,363,995.(j)	$ 287,900
TOTAL SHORT TERM INVESTMENTS — 3.73% (Cost $14,105,141)		$14,105,141
TOTAL INVESTMENTS — 101.62% (Cost $383,646,478)		$384,285,219
OTHER ASSETS & LIABILITIES, NET — (1.62)%		$(6,139,980)
TOTAL NET ASSETS — 100.00%		$378,145,239
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2021.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents less than 0.005% of net assets.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2021. Maturity date disclosed represents final maturity date.
(f)	All or a portion of this position has not settled as of September 30, 2021. The interest rate shown represents the stated spread over the LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	All or a portion of the security is on loan at September 30, 2021.
(h)	Security in bankruptcy at September 30, 2021.
(i)	Security in default.
(j)	Collateral received for securities on loan.
(k)	Rate shown is the 7-day yield as of September 30, 2021.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

September 30, 2021

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2021